Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Raw materials and supplies	$ 102,158	$ 53,566
Work in progress	124,330	81,243
Finished goods	1,383	0
Inventory reserves	(7,817)	(6,920)
Total Balance	$ 220,054	$ 127,889